STOCK BASED COMPENSATION - Performance-Based (Market Condition) Stock Awards (Details)	1 Months Ended	3 Months Ended
	Sep. 30, 2025 item $ / shares	Sep. 30, 2025 shares
Performance-based stock awards
FAIR VALUE MEASUREMENTS
Vesting period	3 years
Shares vested | shares		0
Tranche 1
FAIR VALUE MEASUREMENTS
Volume weighted average trigger price	$ 0.75
Tranche 2
FAIR VALUE MEASUREMENTS
Volume weighted average trigger price	1
Tranche 3
FAIR VALUE MEASUREMENTS
Volume weighted average trigger price	1.24
Tranche 4
FAIR VALUE MEASUREMENTS
Volume weighted average trigger price	1.49
Tranche 5
FAIR VALUE MEASUREMENTS
Volume weighted average trigger price	$ 1.74
Schaible | Performance-based stock awards
FAIR VALUE MEASUREMENTS
Number of awards eligible to be received | item	5
Percentage of shares per award	1.00%
Ridenhour | Performance-based stock awards
FAIR VALUE MEASUREMENTS
Number of awards eligible to be received | item	5
Percentage of shares per award	1.00%
Sandip Patel | Performance-based stock awards
FAIR VALUE MEASUREMENTS
Number of awards eligible to be received | item	5
Percentage of shares per award	0.50%